Supplement to
Fidelity® Variable Insurance Products Service Class 2
Natural Resources Portfolio
April 30, 2006
Prospectus

A special meeting of shareholders was held in September 2006. Shareholders approved certain fundamental policy changes. Those changes as well as other changes including fund name changes took effect October 1, 2006.

VIP Natural Resources Portfolio has been renamed and references to the former name are replaced with the new name as appropriate.

VIP Natural Resources Portfolio was renamed VIP Energy Portfolio.

The following information replaces similar information found in the "Investment Summary" section on page 3.

  Energy Industry Concentration. The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.

The following information supplements similar information found in the "Investment Details" section on page 6.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund's assets at times.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is considered non-diversified.

The following information replaces similar information found in the "Investment Details" section on page 6.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The following information replaces similar information under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 7.

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Energy Portfolio invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

The following information replaces similar information under the heading "Shareholder Notice" in the "Investment Details" section on page 7.

The following policy is subject to change only upon 60 days' prior notice to shareholders.

VIP Energy Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

Effective October 1, 2006, the fund began comparing its performance to the MSCI US Investable Market Energy Index.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

John Dowd is manager of VIP Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

VNR2-06-03 October 1, 2006
1.832958.102

Supplement to the

Fidelity® Variable Insurance Products

Natural Resources Portfolio

A Fund of Variable Insurance Products Fund IV

Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2006

A special meeting of Variable Insurance Products Fund IV shareholders was held in September 2006. Shareholders approved certain fundamental policy changes. Those changes as well as other changes including fund name changes took effect October 1, 2006.

VIP Natural Resources Portfolio has been renamed and references to the former name are replaced with the new name as appropriate.

VIP Natural Resources Portfolio was renamed VIP Energy Portfolio.

The following information replaces similar information under the heading "Concentration" found in the "Investment Policies and Limitations" section on page 2:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the energy industries.

Matthew Friedman no longer serves as a portfolio manager of VIP Natural Resources Portfolio.

The following information supplements the similar information found in the "Management Contracts" section on page 30.

The following table provides information relating to other accounts managed by Mr. Dowd as of May 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,452	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Natural Resources ($492 (in millions) assets managed).

As of May 31, 2006, the dollar range of shares of VIP Natural Resources beneficially owned by Mr. Dowd was none.

VNR2B-06-02 October 1, 2006
1.833012.101

Supplement to
Fidelity® Variable Insurance Products
Investor Class
April 30, 2006
Prospectus

A special meeting of shareholders was held in September 2006. Shareholders approved certain fundamental policy changes. Those changes as well as other changes including fund name changes took effect October 1, 2006.

The following funds have been renamed and references to the former name are replaced with the new name as appropriate.

VIP Consumer Industries Portfolio was renamed VIP Consumer Discretionary Portfolio.

VIP Cyclical Industries Portfolio was renamed VIP Industrials Portfolio.

VIP Natural Resources Portfolio was renamed VIP Energy Portfolio.

VIP Telecommunications & Utilities Growth Portfolio was renamed VIP Utilities Portfolio.

The following information replaces similar information found in the "Investment Summary" section beginning on page 3.

  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Energy Industry Concentration. The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Industrials Industry Concentration. Industrials industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The following information supplements similar information found in the "Investment Details" section beginning on page 13.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are considered non-diversified (except for VIP Financial Services Portfolio, which is a diversified fund).

The following information replaces similar information found in the "Investment Details" section beginning on page 15.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The following information replaces similar information under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 16.

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Consumer Discretionary Portfolio invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services.

VIP Energy Portfolio invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

VIP Industrials Portfolio invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

The following information replaces similar information under the heading "Shareholder Notice" in the "Investment Details" section on page 16.

The following policies are subject to change only upon 60 days' prior notice to shareholders.

VIP Consumer Discretionary Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.

VIP Energy Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

VIP Industrials Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

VIPINVF-06-06 October 1, 2006
1.824639.106

Effective October 1, 2006, the following funds began comparing their performance to the indices shown below:

VIP Consumer Discretionary Portfolio	MSCI US Investable Market Consumer Discretionary Index
VIP Energy Portfolio 	MSCI US Investable Market Energy Index
VIP Financial Services Portfolio	MSCI US Investable Market Financials Index
VIP Health Care Portfolio	MSCI US Investable Market Health Care Index
VIP Industrials Portfolio	MSCI US Investable Market Industrials Index
VIP Technology Portfolio	MSCI US Investable Market Information Technology Index
VIP Utilities Portfolio	MSCI US Investable Market Utilities Index

The following information replaces the biographical information for VIP Consumer Industries Portfolio found in the "Fund Management" section on page 20.

Robert Lee is co-manager of VIP Consumer Industries Portfolio, which he has managed since July 2006. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Martin Zinny is co-manager of VIP Consumer Industries Portfolio, which he has managed since July 2006. Mr. Zinny joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from the University of Chicago. Previously, he was an investment associate for the Global Equity Research group at Putnam Investments from 1997 to 1999.

The following information replaces the biographical information for VIP Health Care Portfolio found in the "Fund Management" section on page 20.

Aaron Cooper is manager of VIP Health Care Portfolio, which he has managed since August 2006. Mr. Cooper joined Fidelity Investments as a research intern in 1999 and joined the equity research group full-time in 2000, after receiving a bachelor of arts degree in economics from Harvard University.

The following information replaces the biographical information for VIP Natural Resources Portfolio found in the "Fund Management" section on page 20.

John Dowd is manager of VIP Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

Supplement to the

Fidelity® Variable Insurance Products
Consumer Industries Portfolio, Cyclical Industries Portfolio,
Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio,
Technology Portfolio, and Telecommunications & Utilities Growth Portfolio

Funds of Variable Insurance Products Fund IV

Investor Class

April 30, 2006

STATEMENT OF ADDITIONAL INFORMATION

A special meeting of Variable Insurance Products Fund IV shareholders was held in September 2006. Shareholders approved certain fundamental policy changes. Those changes as well as other changes including fund name changes took effect October 1, 2006.

The following funds have been renamed and references to the former name are replaced with the new name as appropriate.

VIP Consumer Industries Portfolio was renamed VIP Consumer Discretionary Portfolio.

VIP Cyclical Industries Portfolio was renamed VIP Industrials Portfolio.

VIP Natural Resources Portfolio was renamed VIP Energy Portfolio.

VIP Telecommunications & Utilities Growth Portfolio was renamed VIP Utilities Portfolio.

The following information replaces similar information under the heading "Concentration" found in the "Investment Policies and Limitations" section beginning on page 2.

For VIP Consumer Discretionary Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the consumer discretionary industries.

For VIP Industrials Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the industrials industries.

For VIP Energy Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the energy industries.

For VIP Utilities Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in utilities industries.

Matthew Friedman no longer serves as a portfolio manager of VIP Natural Resources Portfolio.

The following information supplements the similar information found in the "Management Contracts" section on page 40.

The following table provides information relating to other accounts managed by John Dowd as of May 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,452	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Natural Resources ($492 (in millions) assets managed).

As of May 31, 2006, the dollar range of shares of VIP Natural Resources beneficially owned by Mr. Dowd was none.

VIPINVFB-06-04 October 1, 2006
1.827184.103

Supplement to
Fidelity® Variable Insurance Products
Initial Class
April 30, 2006
Prospectus

A special meeting of shareholders was held in September 2006. Shareholders approved certain fundamental policy changes. Those changes as well as other changes including fund name changes took effect October 1, 2006.

The following funds have been renamed and references to the former name are replaced with the new name as appropriate.

VIP Consumer Industries Portfolio was renamed VIP Consumer Discretionary Portfolio.

VIP Cyclical Industries Portfolio was renamed VIP Industrials Portfolio.

VIP Natural Resources Portfolio was renamed VIP Energy Portfolio.

VIP Telecommunications & Utilities Growth Portfolio was renamed VIP Utilities Portfolio.

The following information replaces similar information found in the "Investment Summary" section beginning on page 3.

  Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Energy Industry Concentration. The energy industry can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Industrials Industry Concentration. Industrials industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The following information supplements similar information found in the "Investment Details" section beginning on page 12.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are considered non-diversified (except for VIP Financial Services Portfolio, which is a diversified fund).

The following information replaces similar information found in the "Investment Details" section on page 14.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by events relating to international politics, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in industrials industries can adversely affect those industries. Furthermore, a company in the industrials industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The following information replaces similar information under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 15.

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Consumer Discretionary Portfolio invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services.

VIP Energy Portfolio invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

VIP Industrials Portfolio invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

The following information replaces similar information under the heading "Shareholder Notice" in the "Investment Details" section on page 15.

The following policies are subject to change only upon 60 days' prior notice to shareholders.

VIP Consumer Discretionary Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.

VIP Energy Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.

VIP Industrials Portfolio normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

VIPFCI-06-06 October 1, 2006
1.765122.127

Effective October 1, 2006, the following funds began comparing their performance to the indices shown below:

VIP Consumer Discretionary Portfolio	MSCI US Investable Market Consumer Discretionary Index
VIP Energy Portfolio 	MSCI US Investable Market Energy Index
VIP Financial Services Portfolio	MSCI US Investable Market Financials Index
VIP Health Care Portfolio	MSCI US Investable Market Health Care Index
VIP Industrials Portfolio	MSCI US Investable Market Industrials Index
VIP Technology Portfolio	MSCI US Investable Market Information Technology Index
VIP Utilities Portfolio	MSCI US Investable Market Utilities Index

The following information replaces the biographical information for VIP Consumer Industries Portfolio found in the "Fund Management" section on page 19.

Robert Lee is co-manager of VIP Consumer Industries Portfolio, which he has managed since July 2006. Mr. Lee joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from The Wharton School. Previously, Mr. Lee was a financial analyst for Adshel Inc. from 1998 to 2000.

Martin Zinny is co-manager of VIP Consumer Industries Portfolio, which he has managed since July 2006. Mr. Zinny joined Fidelity Investments as a research analyst in 2001, after receiving an MBA from the University of Chicago. Previously, he was an investment associate for the Global Equity Research group at Putnam Investments from 1997 to 1999.

The following information replaces the biographical information for VIP Health Care Portfolio found in the "Fund Management" section on page 19.

Aaron Cooper is manager of VIP Health Care Portfolio, which he has managed since August 2006. Mr. Cooper joined Fidelity Investments as a research intern in 1999 and joined the equity research group full-time in 2000, after receiving a bachelor of arts degree in economics from Harvard University.

The following information replaces the biographical information for VIP Natural Resources Portfolio found in the "Fund Management" section on page 19.

John Dowd is manager of VIP Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

Supplement to the

Fidelity® Variable Insurance Products
Consumer Industries Portfolio, Cyclical Industries Portfolio,
Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio,
Technology Portfolio, and Telecommunications & Utilities Growth Portfolio

Funds of Variable Insurance Products Fund IV

Initial Class

April 30, 2006

STATEMENT OF ADDITIONAL INFORMATION

A special meeting of Variable Insurance Products Fund IV shareholders was held in September 2006. Shareholders approved certain fundamental policy changes. Those changes as well as other changes including fund name changes took effect October 1, 2006.

The following funds have been renamed and references to the former name are replaced with the new name as appropriate.

VIP Consumer Industries Portfolio was renamed VIP Consumer Discretionary Portfolio.

VIP Cyclical Industries Portfolio was renamed VIP Industrials Portfolio.

VIP Natural Resources Portfolio was renamed VIP Energy Portfolio.

VIP Telecommunications & Utilities Growth Portfolio was renamed VIP Utilities Portfolio.

The following information replaces similar information under the heading "Concentration" found in the "Investment Policies and Limitations" section beginning on page 2:

For VIP Consumer Discretionary Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the consumer discretionary industries.

For VIP Industrials Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the industrials industries.

For VIP Energy Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the energy industries.

For VIP Utilities Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in utilities industries.

Matthew Friedman no longer serves as a portfolio manager of VIP Natural Resources Portfolio.

The following information supplements the similar information found in the "Management Contracts" section on page 39.

The following table provides information relating to other accounts managed by John Dowd as of May 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,452	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Natural Resources ($492 (in millions) assets managed).

As of May 31, 2006, the dollar range of shares of VIP Natural Resources beneficially owned by Mr. Dowd was none.

VIPFCB-06-04 October 1, 2006
1.782383.109